REVENUE (Tables)	12 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of Revenue

Amounts in R million	2026	2025	2024

Gold revenue	11,137.2	7,864.3	6,229.7
Silver revenue	21.8	13.9	10.0
Total revenue	11,159.0	7,878.2	6,239.7

Schedule of Market Risk

Amounts in R million	2026	2025	2024

20% increase in the US Dollar gold price (2025 and 2024: 20%)	2,227.4	1,575.6	1,247.9
20% decrease in the US Dollar gold price (2025 and 2024: 20%)	(2,227.4)	(1,575.6)	(1,247.9)

Amounts in R million	2026	2025	2024

10% increase in the US Dollar exchange rate (2025: 10%; 2024: 20%)	1,113.7	787.8	1,247.9
10% decrease in the US Dollar exchange rate (2025: 10%; 2024: 20%)	(1,113.7)	(787.8)	(1,247.9)

Due to lower volatility in the Rand to US Dollar exchange rate the sensitivity was reduced in 2025 to 10% from 20%.